Shareholder Report, Average Annual Return (Details)		12 Months Ended	36 Months Ended	47 Months Ended	60 Months Ended	66 Months Ended	67 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000216362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon US Large Cap Core Equity ETF - NAV Return
Average Annual Return, Percent	[1]	22.34%			17.72%		20.47%
C000216363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon US Mid Cap Core Equity ETF - NAV Return
Average Annual Return, Percent	[2]	8.55%			12.09%		16.50%
C000216364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon US Small Cap Core Equity ETF - NAV Return
Average Annual Return, Percent	[3]	12.86%			12.05%		16.94%
C000216365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon International Equity ETF - NAV Return
Average Annual Return, Percent	[4]	23.76%			13.13%	14.40%
C000216366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Emerging Markets Equity ETF - NAV Return
Average Annual Return, Percent	[5]	26.99%			6.87%	10.82%
C000216367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Core Bond ETF - NAV Return
Average Annual Return, Percent		6.15%			(0.27%)	(0.01%)
C000216369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon High Yield ETF - NAV Return
Average Annual Return, Percent	[6]	8.15%			5.31%	6.78%
C000230859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Concentrated International ETF - NAV Return
Average Annual Return, Percent		2.19%		1.22%
C000238330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Global Infrastructure Income ETF - NAV Return
Average Annual Return, Percent		29.70%	21.12%
Solactive GBS United States 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 500 Index TR
Average Annual Return, Percent		22.32%			17.41%		20.48%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Average Annual Return, Percent		21.45%			17.64%		20.30%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index (broad-based index)
Average Annual Return, Percent		20.21%			17.26%		20.04%
Solactive GBS United States 400 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 400 Index TR
Average Annual Return, Percent		8.52%			11.39%		16.35%
Solactive GBS United States 600 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS United States 600 Index TR
Average Annual Return, Percent		12.89%			13.33%		18.32%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		23.03%		8.63%	12.33%	13.69%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (broad-based index)
Average Annual Return, Percent		27.91%			7.46%	11.27%
Bloomberg U S Aggregate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Total Return Index
Average Annual Return, Percent		6.16%			(0.24%)	0.04%
Bloomberg US Corporate High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield Total Return Index
Average Annual Return, Percent		8.16%			5.47%	7.00%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index (broad-based index)
Average Annual Return, Percent		6.51%			0.28%	0.73%
S And P Global Infrastructure NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure NR Index
Average Annual Return, Percent		16.99%	14.75%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (broad-based index)
Average Annual Return, Percent		22.64%	22.24%
Solactive GBS Developed Markets ex United States Large And Mid Cap USD Index NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR
Average Annual Return, Percent		23.58%			12.63%	14.00%
Solactive GBS Emerging Markets Large And Mid Cap USD Index NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
Average Annual Return, Percent		27.29%			7.79%	11.54%

[1]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠.
[2]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠.
[3]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠.
[4]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠.
[5]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠.
[6]	Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an “index fund” that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund’s prior investment objective and investment strategy.